Concentrations (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) Customers Suppliers	Mar. 31, 2020 USD ($) Customers Suppliers Vendor	Sep. 30, 2020 USD ($) Customers Suppliers	Sep. 30, 2019 Customers Suppliers
Concentrations (Textual)
Cash, FDIC insured amount | $	$ 250,000		$ 250,000
Concentrations of foreign sales | $	$ 0	$ 5,200	$ 7,180
Accounts Payable [Member]
Concentrations (Textual)
Number of suppliers | Suppliers	3	3
Supplier One [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage	20.00%		14.00%	14.00%
Number of suppliers | Suppliers			3	3
Supplier Two [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage	18.00%		13.00%	12.00%
Number of suppliers | Suppliers			3	3
Supplier Three [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage	14.00%		10.00%	12.00%
Number of suppliers | Suppliers			3	3
Accounts Receivable [Member]
Concentrations (Textual)
Number of customers | Customers	2	2
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	71.00%	75.00%	75.00%	57.00%
Number of customers | Customers			2	2
Accounts Receivable [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage	21.00%	21.00%	21.00%	20.00%
Number of customers | Customers			2	2
Sales Revenue, Net [Member]
Concentrations (Textual)
Number of customers | Customers	2	1
Sales Revenue, Net [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	45.00%	82.00%	72.00%	52.00%
Number of customers | Customers			2	2
Sales Revenue, Net [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage	38.00%		11.00%	14.00%
Number of customers | Customers			2	2
Purchase [Member]
Concentrations (Textual)
Number of vendors | Vendor		2
Number of suppliers	3	2
Purchase [Member] | Vendor One [Member]
Concentrations (Textual)
Concentration risk, percentage		34.40%
Purchase [Member] | VendorTwoMember
Concentrations (Textual)
Concentration risk, percentage		21.00%
Purchase [Member] | Supplier One [Member]
Concentrations (Textual)
Concentration risk, percentage	23.00%		22.00%	18.00%
Number of suppliers | Suppliers			1	2
Purchase [Member] | Supplier Two [Member]
Concentrations (Textual)
Concentration risk, percentage	11.00%			18.00%
Number of suppliers | Suppliers				2
Purchase [Member] | Supplier Three [Member]
Concentrations (Textual)
Concentration risk, percentage	12.00%